Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 16 — Commitments and contingencies

Contingencies

The Company is party to following legal proceedings, as well as unasserted claims.

Litigation

The Company, along with its shareholder Joyous JD Limited, has initiated litigation in the New York Supreme Court New York County against Greenland Asset Management Corporation, the sponsor of the pre-business combination company, Golden Path Acquisition Corporation (“Sponsor”).

1.	Joyous JD Limited is seeking damages in connection with the Sponsor’s breach of certain investment agreements which was executed by and between the Sponsor and Joyous JD Limited;

2.	The Company is seeking damages in connection with the Sponsor’s noncompliant misuse of Form S-4 in registering shares during the course of the business combination, which resulted in a forced withdrawal of the Form S-4. The Company has commenced lawsuit seeking damages.

3.	Greenland Asset Management initiated a countersuit against the Company in response to the Company’s lawsuit.

Due to uncertainty over the process and outcome of the lawsuit, the final ruling of the Court shall prevail.